Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,239,450	$ 3,239,450
Accumulated depreciation	2,913,129	2,870,566
Net book Value	326,321	368,884
Ad Tech Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,877,415	1,877,415
Accumulated depreciation	1,877,415	1,877,415
Net book Value
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,362,035	1,362,035
Accumulated depreciation	1,035,714	993,151
Net book Value	$ 326,321	$ 368,884